Supplemental Cashflow Information	12 Months Ended
Dec. 31, 2019
Supplemental Cashflow Information [abstract]
Supplemental Cashflow Information

32.   Supplemental Cashflow Information

The changes in liabilities arising from financing activities, including both changes arising from cash flows and non-cash changes were as follows:

	Bank Loan	Debenture	Lease obligations	Interest rate swaps
As at January 1, 2018	$39,871	$-	$906	$(140)
Additions	30,000	-	9,792	-
Transaction costs	(1,338)	-	-	-
Loss on debt modifications	653	-	-	-
Interest	116	-	-	228
Payments	-	-	(1,932)	-
Changes in fair value	-	-	-	(312)
As at December 31, 2018	69,302	-	8,766	(224)
Initial recognition of IFRS 16	-	-	7,316	-
As at January 1, 2019	69,302	-	16,082	(224)
Additions	40,000	46,000	14,944	-
Interest	128	347	1,848	-
Payments	-	-	(9,048)	-
Transaction costs	-	(2,101)	-	-
Equity component	-	(7,141)	-	-
Foreign exchange	-	-	53	-
Changes in fair value	-	-	-	(670)
As at December 31, 2019	$109,430	$37,105	$23,879	$(894)